Asbestos (Details Textual)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2012	Feb. 29, 2012 USD ($)	Feb. 29, 2012 AUD	May 21, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Apr. 02, 2012 USD ($)	Jul. 01, 2011 USD ($)
Asbestos (Textual) [Abstract]
Contribution to AICF								$ 138,700,000	$ 51,500,000
Amounts Offset Against Income Tax Payable					(23,100,000)	(22,100,000)	(21,100,000)
Percentage of cash received	35.00%
Insurance receivable					8,400,000
Favorable effect of foreign currency exchange in income taxes payable					600,000
Provision for Asbestos Related Education and Medical Research Contribution					2,300,000		2,500,000
Other Net Assets Related to AICF							1,300,000
AICF's short-term investments available-for-sale resulting for mark-to-market fair value adjustment					100,000	100,000
Discounted (but inflated) central estimate of asbestos liability					1,700,000,000	1,600,000,000
Undiscounted (but inflated) central estimate of asbestos liability					2,600,000,000	2,500,000,000
Expected insurance recoveries included in undiscounted central estimate of asbestos liability					401,500,000	386,000,000
Credit risk allowance for insurance					46,600,000	44,800,000
Subrogation recoveries from other third parties					56,100,000	53,900,000
Discounted (but inflated) central estimate lower range value					1,100,000,000	1,100,000,000
Discounted (but inflated) central estimate high range value					2,500,000,000	2,400,000,000
Undiscounted (but inflated) central estimate lower range value					1,700,000,000	1,600,000,000
Undiscounted (but inflated) central estimate high range value					4,500,000,000	4,300,000,000
Change in estimated peak year					5 years	5 years
Potential increase in Discounted Central Estimate					50.00%	50.00%
Secured standby loan facility maximum borrowing capacity					332,900,000	320,000,000
Discounted value of insurance policies					218,300,000	209,900,000
Secured standby loan facility maturity date					Nov. 01, 2030	Nov. 01, 2030
Percentage of borrowings from commonwealth					50.00%	50.00%
Rate of interest of benchmark bonds					6.00%	6.00%
Maturity date of benchmark bonds					May 01, 2020	May 01, 2020
Initial drawing under facility		32,000,000	29,700,000		32,000,000	29,700,000
Additional drawing under facility				0
Amount outstanding under the facility					$ 32,000,000	29,700,000